EARNINGS PER SHARE - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ (240)	$ (264)	$ (494)	$ (443)
Weighted average shares outstanding, basic (in shares)	552	535	551	534
Weighted average shares outstanding, diluted (in shares)	556	550	556	550
Total basic EPS attributable to equity shareholders (in USD per share)	$ 0.43	$ 0.49	$ 0.90	$ 0.83
Total basic diluted earnings per share attributable to equity shareholders (in USD per share)	$ 0.43	$ 0.48	$ 0.89	$ 0.81